Terry R. Young
Assistant General Counsel and
Assistant Secretary

720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-2092 office
(414) 625-2092 fax
terryyoung@northwesternmutual.com
VIA EDGAR
October 10, 2024
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8629
Re:
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II
Initial Form N-6 Registration Statement Under the Securities Act of 1933,
as amended (“Securities Act”)
For Survivorship Variable Universal Life Plus (SVULP) File No. 811-21933

Dear Commissioners:
The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or the “Company”) on its own behalf, and on behalf of Northwestern Mutual Variable Life Account II (“Account II”), is filing with the U.S. Securities and Exchange Commission (the “SEC”) an electronically formatted copy of an initial registration statement on Form N-6 (“Registration Statement”) under the Securities Act and an amendment to Account II’s registration under the Investment Company Act of 1940 (the “Investment Company Act”). To facilitate the Commission staff ’s review of the Registration Statement, we provide the information below.
Registration Statement
Northwestern Mutual on its own behalf, and on behalf of Account II, is filing the Registration Statement for the purpose of registering securities in connection with the offer of a new survivorship variable universal life insurance policy to be issued by the Company, the SVULP policies. Account II is a separate account of Northwestern Mutual currently registered under the Investment Company Act which funds flexible premium variable life insurance policies the Company offers. Northwestern Mutual will offer the SVULP policies to individuals.
Northwestern Mutual intends to submit to the SEC staff a request for selective review of the Registration Statement.
Filing Procedure
As soon as is reasonably practicable prior to the effective date of the Registration Statement, Northwestern Mutual on its own behalf, and on behalf of Account II, will file with the SEC a pre-effective amendment to the Registration Statement to include:
●
required audited financial statements of the Registrant and Northwestern Mutual,
●
any exhibits required by Form N-6 that have not yet been filed, and
●
any appropriate disclosure changes or updates, including any changes made in response to Commission staff’s comments.
Timetable for Effectiveness

We greatly appreciate the SEC staff’s efforts in processing the Registration Statement so that it may be declared effective on or before June 1, 2025. At the appropriate time, Northwestern Mutual on its own behalf, and on behalf of Account II, through the undersigned, and the principal underwriter for Account II, will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.
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Please do not hesitate to contact me at (414) 665-2092 or terryyoung@northwesternmutual.com if you have any questions regarding this filing.
Sincerely,
/s/ Terry R. Young
Terry R. Young
Assistant General Counsel and
Assistant Secretary
Enclosures